SCUDDER
                                                                     INVESTMENTS

Scudder Contrarian Fund
Classes A, B and C

Supplement to Prospectus Dated April 1, 2003

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The following replaces the fee and expense information shown for the fund under
"How Much Investors Pay":

How Much Investors Pay

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Fee Table                                    Class A       Class B      Class C
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Shareholder Fees, paid directly from your investment
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Maximum Cumulative Sales Charge (Load)       5.75%         4.00%        2.00%
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Maximum Sales Charge (Load) Imposed on
Purchases (as % of offering price)           5.75          None         1.00
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Maximum Contingent Deferred Sales
Charge (Load) (as a % of redemption
proceeds)                                    None^1        4.00         1.00
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Annual Fund Operating Expenses, deducted from fund assets
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Management Fee^4                             0.75%         0.75%        0.75%
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Distribution/Service (12b-1) Fee             0.22          1.00         1.00
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Other Expenses^2,^3,^4                       0.51          0.72         0.74
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Total Annual Fund Operating Expenses^3       1.48          2.47         2.49
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Expense Waiver^4                             0.27          0.51         0.53
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Net Annual Fund Operating Expenses           1.21          1.96         1.96
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^1  The redemption of shares purchased at net asset value under the Large Order
    NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

^2 "Other Expenses" are restated to reflect estimated costs due to the termination of the fixed rate administrative fee.

^3 Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.50% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and director and director counsel fees.

^4 In addition to the fee cap described above, from October 1, 2003 through April 1, 2004 the fund's Advisor, accounting agent, principal underwriter and administrator, and transfer agent have each contractually agreed to limit their respective fees or reimburse expenses to the extent necessary to maintain the fund's total operating expenses at 1.21%, 1.96% and 1.96% for Classes A, B and C, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and transaction costs.

Based on the costs above, this example helps you compare the expenses (excluding expense waivers applied to total operating expenses) of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

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Example                     1 Year      3 Years        5 Years       10 Years
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Expenses, assuming you sold your shares at the end of each period
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Class A shares              $717        $1,016         $1,336        $2,242
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Class B shares               650         1,070          1,516         2,337
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Class C shares               450           868          1,412         2,898
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Expenses, assuming you kept your shares
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Class A shares              $717        $1,016         $1,336        $2,242
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Class B shares               250           770          1,316         2,337
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Class C shares               350           868          1,412         2,898
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October 1, 2003